Operating Leases	12 Months Ended
Dec. 31, 2023
Operating Leases
Operating Leases

10.  Operating Leases

The Company has operating leases primarily for office and operation space. The Company’s operating lease arrangements have remaining terms of one year to five years with no variable lease costs.

Operating lease costs were US$8,231, US$6,626 and US$4,530 for the years ended December 31, 2021, 2022 and 2023, respectively.The components of lease expenses were as follows:

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Lease cost:
Amortization of right-of-use assets	6,981	4,766	4,100
Interest of lease liabilities	749	692	354
Expenses for short-term lease within 12 months	501	1,168	76
Total lease cost	8,231	6,626	4,530

Supplemental cash flow information related to leases were as follows:

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Cash paid for amounts included in the measurement of lease liabilities	7,920	5,554	4,134
Right-of-use assets obtained in exchange for operating lease liabilities	23,810	884	2,727

Supplemental consolidated balance sheet information related to leases were as follows:

	As of December 31,
	2022	2023
	US$	US$
Right-of-use assets	9,736	7,647
Operating lease liabilities-current	3,850	3,883
Operating lease liabilities-non-current	5,292	3,904
Total lease liabilities	9,142	7,787
Weighted-average remaining lease term
Operating leases	2.73 years	2.12 years
Weighted-average discount rate
Operating lease	4.75% per annum	4.75% per annum

Maturities of lease liabilities were as follows:

	As of December 31,
	2022	2023
	US$	US$
2023	4,200	—
2024	2,835	4,237
2025	2,675	3,880
2026	46	124
2027	4	5
Total undiscounted lease payments	9,760	8,246
Less: imputed interest	(618)	(459)
Total lease liabilities	9,142	7,787